SHARE-BASED COMPENSATION - Restricted Share Units (Details) - Restricted share units ¥ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares
SHARE-BASED COMPENSATION
Granted	1,716,950		3,050,427
Vesting period	4 years
Number of Restricted Stocks
Beginning balance	2,553,999		0
Granted	1,716,950		3,050,427
Forfeited	(565,116)		(195,200)
Vested	(638,052)		(301,228)
Ending balance	3,067,781		2,553,999		3,067,781
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		$ 3.88		$ 0
Granted | $ / shares		3.28		3.90
Forfeited | $ / shares		2.83		3.10
Vested | $ / shares		4.12		4.60
Ending balance | $ / shares		$ 3.69		$ 3.88	$ 3.69
Total fair value of restricted share units vested | ¥	¥ 17,017		¥ 9,050
Unrecognized compensation expense | ¥	¥ 66,179	$ 66,179			$ 66,179
Weighted average period of non vested options	2 years 9 months 18 days
First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Second year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Third year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Fourth year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%